PARENT COMPANY FINANCIAL DATA, Condensed Statements of Cash Flow (Details) - USD ($) $ in Thousands		12 Months Ended
	May 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities [Abstract]
Net income		$ 2,952	$ 404
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Accretion of long term subordinated debt issuance costs		77	71
(Decrease)/increase in other assets		(363)	109
Increase in other liabilities		208	112
Net cash and cash equivalents provided by operating activities		4,581	3,311
Cash flows from investing activities [Abstract]
Net cash and cash equivalents used in investing activities		(47,076)	(51,845)
Cash flows from financing activities [Abstract]
Net proceeds from the exercise of stock options		14	14
Net proceeds from issuance of common stock	$ 18,435	18,435	0
Net cash and cash equivalents provided by financing activities		65,379	31,441
Net (decrease) increase in cash and cash equivalents		22,884	(17,093)
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net income		2,952	404
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Equity in undistributed earnings of subsidiary		(4,080)	(452)
Accretion of long term subordinated debt issuance costs		77	71
(Decrease)/increase in other assets		(95)	(656)
Increase in other liabilities		24	103
Net cash and cash equivalents provided by operating activities		(1,122)	(530)
Cash flows from investing activities [Abstract]
Investment in subsidiary		(9,000)	0
Net cash and cash equivalents used in investing activities		(9,000)	0
Cash flows from financing activities [Abstract]
Net proceeds from the exercise of stock options		14	14
Net proceeds from issuance of common stock		18,435	0
Net cash and cash equivalents provided by financing activities		18,449	14
Net (decrease) increase in cash and cash equivalents		8,327	(516)
Cash and cash equivalents at beginning of year		263	779
Cash and cash equivalents at end of year		$ 8,590	$ 263